Spyglass Growth Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 98.1%
COMMUNICATION SERVICES - 21.2%
Cable One, Inc.	23,251	$16,322,202
Match Group, Inc. (a)	650,254	24,963,251
Roku, Inc. (a)	444,863	29,280,883
Spotify Technology SA - ADR (a)	260,361	34,789,437
ZoomInfo Technologies, Inc. (a)	1,294,717	31,992,457
TOTAL COMMUNICATION SERVICES		137,348,230

CONSUMER DESCRETIONARY - 16.5%
Global-e Online Ltd. - ADR (a)	432,863	13,951,174
Five Below, Inc. (a)	133,054	27,405,132
Leslie's, Inc. (a)	2,256,853	24,847,952
Peloton Interactive, Inc. (a)	1,664,883	18,879,773
Vail Resorts, Inc.	92,616	21,642,507
TOTAL CONSUMER DISCRETIONARY		106,726,538

FINANCIALS - 6.9%
Affiliated Managers Group, Inc.	192,097	27,358,455
Affirm Holdings, Inc. (a)	1,534,638	17,295,370
TOTAL FINANCIALS		44,653,825

HEALTHCARE - 14.0%
Ascendis Pharma A/S - ADR (a)	342,013	36,670,634
Exact Sciences Corp. (a)	499,154	33,847,633
Medpace Holdings, Inc. (a)	21,163	3,979,702
Pacira BioSciences, Inc. (a)	398,313	16,255,153
TOTAL HEALTHCARE		90,753,122

Industrials - 7.1%
Lyft, Inc. (a)	1,951,409	18,089,561
TransDigm Group, Inc.	38,372	28,282,083
TOTAL INDUSTRIALS		46,371,644

Information Technology - 32.4%
AppLovin Corp. (a)	1,270,391	20,008,658
Datadog, Inc. (a)	388,085	28,198,256
GoDaddy, Inc. (a)	405,178	31,490,434
Nutanix, Inc. (a)	1,329,975	34,566,050
Palo Alto Networks, Inc. (a)	199,675	39,883,085
Pure Storage, Inc. (a)	1,306,172	33,320,448
Splunk, Inc. (a)	233,612	22,398,719
TOTAL INFORMATION TECHNOLOGY		209,865,650
TOTAL COMMON STOCKS (Cost $724,311,151)		635,719,009

SHORT-TERM INVESTMENTS - 1.6%
MONEY MARKET FUNDS - 1.6%
U.S. Bank Money Market Deposit Account - 4.48%	10,299,378	10,299,378
TOTAL SHORT-TERM INVESTMENTS (Cost $10,299,378)		10,299,378

TOTAL INVESTMENTS (Cost $734,610,529) - 99.7%		646,018,387
Other Assets in Excess of Liabilities - 0.3%		1,956,530
TOTAL NET ASSETS - 100.00%		$647,974,917

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global
Fund Services.

The accompanying Notes are an intergral part of the Schedule of Investments.

Summary of Fair Value Measurements at March 31, 2023 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$137,348,230	$-	$-	$137,348,230
Consumer Descretionary	106,726,538	-	-	106,726,538
Financials	44,653,825	-	-	44,653,825
Healthcare	90,753,122	-	-	90,753,122
Industrials	46,371,644	-	-	46,371,644
Information Technology	209,865,650	-	-	209,865,650
Total Common Stocks	635,719,009	-	-	635,719,009
Short-term Investments	10,299,378	-	-	10,299,378
Total Investments in Securities	$646,018,387	$-	$-	$646,018,387